Auditor's remuneration - Disclosure of Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Audit and audit related fees	£ 23	£ 22	£ 20
Total Auditor's remuneration	57	49	47
Other audit related fees
Disclosure of products and services [line items]
Audit and audit related fees	10	8	8
Other services
Disclosure of products and services [line items]
Other services	5	1	1
Total for all subsidiaries
Disclosure of products and services [line items]
Audit and audit related fees	£ 19	£ 18	£ 18